Share-Based Payments - Schedule of Number and Weighted-Average Exercise Price of Share Options (Details) - Chief Executive Officer Grant	12 Months Ended
Dec. 31, 2019 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted, share options	4,374,963
Ending Balance, Share options	4,374,963
Granted, Weighted-average exercise price | € / shares	€ 13.60
Ending Balance, Weighted-average exercise price | € / shares	€ 13.60
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted, share options	4,374,963
Ending Balance, Share options	4,374,963